Consolidated Statements of Comprehensive Income/(Loss) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 600,672,000	$ 733,872,000	$ 835,576,000
Cost of revenues	145,757,000	191,573,000	204,671,000
General and administrative from a related party	48,934,000	56,920,000	81,880,000
Related Party [Member]
General and administrative from a related party	0	0	35,000
Brand advertising [Member]
Revenues	88,689,000	103,233,000	134,967,000
Cost of revenues	71,103,000	86,642,000	99,522,000
Brand advertising [Member] | Related Party [Member]
Revenues	208,000	139,000	173,000
Cost of revenues	218,000	0	0
Others [Member]
Revenues	32,286,000	45,215,000	62,384,000
Cost of revenues	9,625,000	13,930,000	17,533,000
Others [Member] | Related Party [Member]
Revenues	$ 3,737,000	$ 3,758,000	$ 4,155,000